STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF COMPREHENSIVE INCOME
NET PROFIT FOR THE YEAR	R$ 4,394,861	R$ 3,638,382	R$ 5,713,633
Other components of comprehensive income Items that will not be reclassified to the result
Financial instruments at fair value through OCI	213,825	(374,425)	(243,443)
Deferred Income Tax and Social Contribution	(70,213)	142,426	79,621
Share of other comprehensive income of equity accounted investments	139,019
Actuarial gains or losses	130,322	660,673	1,154,355
Deferred Income Tax and Social Contribution	(37,223)	(15,068)	(359,964)
Other components of the Comprehensive Income Items that will not be reclassified to the result	375,730	413,606	630,569
Items that may be reclassified to the result
Cumulative conversion adjustments	10,031	(102,497)	30,180
Cash flow hedge adjustment		(3,796)
Share of other comprehensive income of equity accounted investments	(226,450)	407,928	37
Other components of comprehensive income Items that will be reclassified to the result	(216,419)	301,635	30,217
Other components of comprehensive income for the year	159,311	715,241	660,786
Total comprehensive income for the year	4,554,172	4,353,623	6,374,419
Portion attributed to controlling shareholders	4,660,654	4,350,618	6,306,927
Continuing operations	4,992,668	3,051,175	6,774,572
Discontinued operations	(332,014)	1,299,443	(467,645)
Non-controlling portion	(106,482)	3,005	67,492
Total comprehensive income for the year attributed to controlling shareholders	R$ 4,660,654	R$ 4,350,618	R$ 6,306,927